Shareholders' Equity and Earnings per Share - Shares Not Included in Computations of Diluted Income Per Share (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure Shareholders Equity And Earnings Per Share Shares Not Included In Computations Of Diluted Income Per Share [Abstract]
Anti-dilutive options/SARs	1,100,233	2,440,270	1,753,451